LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of Land Use Rights, Net

	December 31,
	2023	2022
Altira Macau	$80,707	$145,922
City of Dreams	397,953	398,068
Studio City	650,906	651,094

	1,129,566	1,195,084
Less: accumulated amortization	(546,784)	(524,212)

Land use rights, net	$582,782	$670,872